Subsequent events	6 Months Ended
Jun. 30, 2012
Subsequent events
18.	Subsequent events:

(a)	On July 3, 2012, three of the Company’s subsidiaries entered into a $224,000,000 loan facility with a leading Chinese bank relating to the construction of three 10000 TEU newbuilding vessels.

(b)	On July 6, 2012, the Company amended its $1.3 billion credit facility to (i) reduce the lenders’ commitment from $1.3 billion to $1.0 billion, or by $267,000,000 (the undrawn amount under the facility) and (ii) change the formula for the amount the Company would be required to repay on the removal of a vessel serving as collateral under the facility. As a result of the foregoing reduction in the lenders’ commitment, the Company will now refer to this as its $1.0 billion facility. The Company has paid an administration fee of $1,950,000 to the lenders.

(c)	On July 17, 2012, the Company declared a quarterly dividend of $0.59375 per Series C preferred share, representing a distribution of $8,313,000. The dividend was paid on July 30, 2012 to all shareholders of record as of July 27, 2012.

(d)	On July 28, 2012, the Company declared a quarterly dividend of $0.25 per common share, representing a distribution of $15,728,000. The dividend is payable on August 22, 2012 to all shareholders of record as of August 13, 2012.